Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Commitments
Unconditional Purchase Obligations
As of December 31, 2014, purchase commitments for capital expenditures were $42.7 million, all of which is obligated within the next year. In Australia, the Company has generally secured the ability to transport coal through rail contracts and ownership interests in three east coast coal export terminals that are primarily funded through take-or-pay arrangements with terms ranging up to 25 years. In the U.S., the Company has entered into certain long-term coal export terminal agreements to secure export capacity through the Gulf Coast. As of December 31, 2014, these Australian and U.S. commitments under take-or-pay arrangements totaled $2,827.2 million, of which $329.5 million is obligated within the next year.
Federal Coal Leases
In the second quarter of 2012, the Company was named by the U.S. Department of the Interior, Bureau of Land Management (BLM) as the winning bidder for control of approximately 1.1 billion tons of federal coal reserves adjacent to its North Antelope Rochelle Mine in the Southern Powder River Basin of Wyoming, with a weighted average bid price of approximately $1.10 per mineable ton. Consequently, the Company made aggregate payments of $247.9 million during each of the years ended December 31, 2014, 2013 and 2012 pursuant to the two associated federal coal leases, with remaining annual payments of $247.9 million due in each of the next two years.
In July 2011, the Company was named by the BLM as the winning bidder for control of approximately 220 million tons of federal coal reserves adjacent to its Caballo Mine in the Powder River Basin at a bid price of $0.95 per mineable ton, with payments of $42.1 million due annually in each of the years from 2011 through 2015 pursuant to the associated federal coal lease (the Belle Ayr North Lease). Similarly, in September 2011, a subsidiary of Alpha Natural Resources, Inc. (Alpha) was named by the BLM as the winning bidder for control of approximately 130 million tons of federal coal reserves in the Powder River Basin at a bid price of $1.10 per mineable ton, with contractual payments of $28.6 million due annually in each of the years from 2011 through 2015 under the associated federal coal lease (the Caballo West Lease). In July 2012, the Company and Alpha executed a lease exchange agreement with the BLM whereby the Company agreed to sell, assign and transfer its interest in the Belle Ayr North Lease in exchange for (1) Alpha's interest in the Caballo West Lease, (2) reimbursement of $13.5 million for the difference in the related federal coal lease payments made by each party in 2011 and (3) five annual true up payments of $3.9 million for the excess of the $1.10 bid price per mineable ton assumed under the Caballo West Lease over the $0.95 price under the transferred lease. An aggregate of $21.3 million was received from Alpha during the year ended December 31, 2012 for the reimbursement payment and first and second true up payments. The third and fourth true-up payments were received in 2013 and 2014, respectively. The one remaining true up payment is due from Alpha on November 1, 2015. Those cash receipts are classified in "Proceeds from disposal of assets, net of notes receivable" in the consolidated statement of cash flows.
The federal coal leases executed with the BLM described above expire after a 20-year initial term, unless at such time there is ongoing production on the subject leases or within an active logical mining unit of which they are part.
Contingencies
From time to time, the Company or its subsidiaries are involved in legal proceedings arising in the ordinary course of business or related to indemnities or historical operations. The Company believes it has recorded adequate reserves for these liabilities and that there is no individual case pending that is likely to have a material adverse effect on the Company’s financial condition, results of operations or cash flows. The Company discusses its significant legal proceedings below, including ongoing proceedings and those that impacted the Company's results of operations for the periods presented.
Litigation Relating to Continuing Operations
Monto Coal Pty Limited, Monto Coal 2 Pty Ltd Limited and Macarthur Coal Limited. In October 2007, a statement of claim was delivered to Monto Coal Pty Ltd, a wholly-owned subsidiary of PEA-PCI, then Macarthur Coal Limited, and Monto Coal 2 Pty Ltd, an equity accounted investee, from the minority interest holders in the Monto Coal Joint Venture, alleging that Monto Coal 2 Pty Ltd breached the Monto Coal Joint Venture Agreement and Monto Coal Pty Ltd breached the Monto Coal Management Agreement. Monto Coal Pty Ltd is the manager of the Monto Coal Joint Venture pursuant to the Management Agreement. Monto Coal 2 Pty Ltd holds a 51% interest in the Monto Coal Joint Venture. The plaintiffs are Sanrus Pty Ltd, Edge Developments Pty Ltd and H&J Enterprises (Qld) Pty Ltd. An additional statement of claim was delivered to PEA-PCI in November 2010 from the same minority interest holders in the Monto Coal Joint Venture, alleging that PEA-PCI induced Monto Coal 2 Pty Ltd and Monto Coal Pty Ltd to breach the Monto Coal Joint Venture Agreement and the Monto Coal Management Agreement, respectively. These actions, which are pending before the Supreme Court of Queensland, Australia, seek damages from the three defendants collectively of $1,193.2 million Australian dollars, plus interest and costs. The defendants dispute the claims and are vigorously defending their positions. Based on the Company's evaluation of the issues and their potential impact, the amount of any future loss cannot be reasonably estimated. However, based on current information, the Company believes these claims are likely to be finalized without a material adverse effect on its financial condition, results of operations or cash flows.
Sumiseki Materials Co. Ltd. In 2010, Sumiseki Materials Co. Ltd. (Sumiseki), the Class B shareholder (noncontrolling interest holder) in Wambo Coal Pty Ltd (Wambo), an Australian subsidiary of the Company, filed a lawsuit against Wambo in the Supreme Court of New South Wales, Australia, alleging that it was entitled to certain dividends from Wambo (subject to limited exceptions) and requested payment of those dividends for periods from 2009 to 2012. In March 2013, the Supreme Court ruled Sumiseki was entitled to the disputed dividends (subject to limited exceptions). In May 2013, the Supreme Court issued finalized orders, which included the amounts due for the disputed dividends including interest. Wambo appealed the Supreme Court's decision to the New South Wales Court of Appeal and obtained a stay of the Supreme Court judgment. In accordance with the terms of the stay, Wambo posted security with the court in an interest-bearing trust account jointly operated by the parties.
On September 17, 2014, the Court of Appeal upheld the Supreme Court's ruling (with a minor exception), finding Sumiseki is entitled to the disputed dividends plus interest and costs. In its ruling, the Court of Appeal noted that while payment of dividends is usually a matter for a company's directors, the Class B dividend is a mandatory dividend, regardless of any decision by the directors, and that the amount of the dividend is based on a percentage of the company's net profit, unless there is a legal prohibition that precludes the dividend being paid. Wambo has filed an application for leave to appeal the ruling to the High Court of Australia. It is expected the application for leave to appeal to the High Court will be heard in the first quarter of 2015.
Based on the results of the Court of Appeals proceedings, the Company reclassified the security posted with the court and the amount of dividends payable from "Cash and cash equivalents" and "Noncontrolling interests," respectively, as presented in the consolidated balance sheet as of December 31, 2013, to "Other current assets" and "Accounts payable and accrued expenses," respectively, in the consolidated balance sheet as of December 31, 2014. Amounts recorded included an aggregate liability of $50.1 million related to the dividends payable and related accrued interest in "Accounts payable and accrued expenses" in the consolidated balance sheet as of December 31, 2014. The Company reflected the portion of the reclassified security posted with the court related to dividends within the "Cash Flows From Financing Activities" section of the consolidated statement of cash flows for the year ended December 31, 2014.
Eagle Mining, LLC Arbitration.  On May 3, 2013, Eagle Mining, LLC (Eagle) filed an arbitration demand against a Company subsidiary under a contract mining agreement, asserting various claims for damages.   An arbitration hearing was held in January 2014 before a single arbitrator.  On March 18, 2014, the arbitrator awarded Eagle damages on some of its claims in the total amount of $23.4 million.  In December 2013, prior to the arbitration hearing, the Company subsidiary established a reserve in the amount of $7.8 million, which amount represented the low end of the Company's previous estimated range of loss associated with the matter. The difference between the Company’s reserve amount and the amount of the award was primarily due to damages that were awarded on one of the claims at the high end of the Company’s previous estimated range of loss, and that were awarded on another claim for which the Company initially determined the probability of loss to be remote.  As a result of the damages awarded to Eagle in arbitration, the Company recorded an additional charge of $15.6 million in "Operating costs and expenses" in the consolidated statement of operations for the year ended December 31, 2014. On April 18, 2014, the Company subsidiary filed a petition to partially vacate and modify the arbitration award in the United States District Court for the Southern District of West Virginia, Charleston Division.
Contract Pricing Arbitration. In December 2014, the Company resolved an arbitration process with one of its U.S. customers related to the negotiated price of coal delivered pursuant to a long-term coal supply agreement. During the year ended December 31, 2014, the Company shipped 4.8 million tons subject to that agreement. In connection with the settlement, the Company agreed to provide the customer with a pricing rebate of $68.7 million, which represents a portion of the total amount that was invoiced and collected upon in 2014 based on contract prices in effect in 2013. The Company decreased revenue recognized for the year ended December 31, 2014 by the rebate amount and recorded a corresponding liability, which will be ratably relieved through credits against future customer billings through 2017.
Queensland Bulk Handling Pty Ltd.  On June 30, 2014, Queensland Bulk Handling Pty Ltd (QBH) filed a statement of claim with the Supreme Court of Queensland, Australia, against Peabody (Wilkie Creek) Pty Limited, an indirect wholly-owned subsidiary of the Company, alleging breach of a Coal Port Services Agreement between the parties.  QBH originally sought damages of $113.1 million Australian dollars, plus interest and costs.  QBH, however, later altered its claim and is no longer seeking a specific monetary award, but rather a declaration that the Company subsidiary had exercised an option to renew the contract for a further term. The Company believes that its subsidiary has strong legal defenses to this claim, and will defend its interests vigorously in this proceeding. The Company further believes this claim is likely to be resolved without a material adverse effect on its financial condition, results of operations or cash flows.
Gulf Power Company. On June 22, 2006, Gulf Power Company (Gulf Power) filed a breach of contract lawsuit against a Company subsidiary in the U.S. District Court, Northern District of Florida, contesting the force majeure declaration by the Company's subsidiary under a coal supply agreement with Gulf Power and seeking damages for alleged past and future tonnage shortfalls of nearly five million tons under the agreement, which expired in 2007. After the proceedings, the District Court awarded Gulf Power damages of $20.6 million for its 2007 cover coal purchases and prejudgment interest of $6.9 million plus post-judgment interest. The Company's subsidiary and Gulf Power both appealed and, in June 2013, the U.S. Court of Appeals for the Eleventh Circuit issued its order affirming the District Court's judgment in all respects. The Company subsidiary and Gulf Power agreed not to seek judicial review of the Eleventh Circuit's order, and the Company subsidiary paid the judgment during the third quarter of 2013. In connection with the order, the Company recorded a charge for the judgment amount of $20.6 million in "Operating costs and expenses" and $6.9 million in "Interest expense" in the consolidated statements of operations for the year ended December 31, 2013.
Environmental Claims and Litigation
Claims Arising From Historical, Non-Coal Producing Operations.  Gold Fields Mining, LLC (Gold Fields) is a dormant, non-coal producing entity that was previously managed and owned by Hanson plc, the Company's predecessor owner. In a February 1997 spin-off, Hanson plc transferred ownership of Gold Fields to the Company despite the fact that Gold Fields had no ongoing operations and the Company had no prior involvement in its past operations. Gold Fields is currently one of the Company's subsidiaries. The Company indemnified TXU Group with respect to certain claims relating to the historical operations of a former affiliate of Gold Fields.
Environmental claims for remediation, past costs, future costs, and/or natural resource damages have been asserted against Gold Fields related to historical activities of Gold Fields or a former affiliate. Gold Fields or the former affiliate has been named a potentially responsible party (PRP) at five national priority list sites based on the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA). CERCLA claims were asserted at 13 additional sites, bringing the total to 18, which have since been reduced to 8 by completion of work, transfer or regulatory inactivity. The number of CERCLA sites alone is not a relevant measure of liability because the nature and extent of environmental concerns and costs varies by site, as does the estimated share of responsibility relative to other PRPs for Gold Fields or the former affiliate.
Undiscounted liabilities for environmental cleanup-related costs for all of the sites noted above were $69.4 million as of December 31, 2014 and $63.8 million as of December 31, 2013, $19.4 million and $18.3 million of which was reflected as a current liability, respectively, in the consolidated balance sheets as of those dates. These amounts represent those costs that the Company believes are probable and reasonably estimable.
Significant uncertainty exists as to whether claims will be pursued against Gold Fields or the former affiliate in all cases, and where they are pursued, the amount and timing of the eventual costs and liabilities, which could be greater or less than the liabilities recorded in the consolidated balance sheets. Changes to cost estimates associated with a particular site can occur for many reasons, including, but not limited to, the gathering of additional information at the site, the completion of the remedial design phase of the CERCLA remediation process, changes in anticipated remediation standards or labor and material costs or the reaching of a settlement agreement or consent order by the parties at the site. Based on the Company's evaluation of the issues and their potential impact, the total amount of any future loss cannot be reasonably estimated. However, based on current information, the Company believes these claims are likely to be resolved without a material adverse effect on its financial condition, results of operations or cash flows.
Other
In June 2007, the New York Office of the Attorney General (NYAG) served a letter and subpoena on the Company, seeking information and documents relating to the Company's disclosure to investors of risks associated with possible climate change and related legislation and regulations. The Company believes it has made full and proper disclosure of these potential risks.  In late 2013, the NYAG submitted a letter to the Company requesting additional information and documents and the Company is in the process of complying with that request.
In January 2013, the Securities and Exchange Commission (SEC) staff served a subpoena on the Company seeking information and documents relating to the development of Prairie State Energy Campus, a 1,600 megawatt coal-fueled electricity generation plant and adjacent coal mine in Illinois in which the Company owns a 5.06% undivided interest. The Company cooperated with the SEC's investigation and has not received any related communication from the SEC since August 2013.
At times the Company becomes a party to other disputes, including those related to contract miner performance, claims, lawsuits, arbitration proceedings and administrative procedures in the ordinary course of business in the U.S., Australia and other countries where the Company does business. Based on current information, the Company believes that such other pending or threatened proceedings are likely to be resolved without a material adverse effect on its financial condition, results of operations or cash flows.